Summary of Significant Accounting Policies: Stock-based compensation: Stock-based compensation expense (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Stock-based compensation expense
	Year ended December 31,		From February 23, 2010 (Inception) through December 31,
	2012	2011	2012
Salary and other compensation expense	$4,205,730	$ 136,225	$ 4,418,527